Summary Of Selected Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014 employee	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013 employee	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 item customer employee	Dec. 31, 2013 item customer employee	Dec. 31, 2012 item customer employee	Dec. 31, 2011 customer item employee	Dec. 31, 2010 item customer employee
Summary Of Selected Financial Data [Abstract]
Basic	$ 0.28	$ 0.38	$ 0.31	$ 0.24	$ 0.26	$ 0.36	$ 0.30	$ 0.23	$ 1.21	$ 1.15	$ 1.04	$ 0.81	$ 0.67
Diluted	$ 0.28	$ 0.38	$ 0.31	$ 0.24	$ 0.26	$ 0.35	$ 0.30	$ 0.23	$ 1.20	$ 1.15	$ 1.04	$ 0.81	$ 0.67
Basic	$ 0.10	$ 0.00	$ 0.00	$ 0.00	$ 0.06	$ 0.00	$ 0.00	$ 0.03	$ 0.11	$ 0.10	$ 0.08	$ 0.02	$ 0.06
Diluted	$ 0.10	$ 0.00	$ 0.00	$ 0.00	$ 0.06	$ 0.00	$ 0.00	$ 0.03	$ 0.11	$ 0.10	$ 0.08	$ 0.02	$ 0.06
Basic	$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 0.33	$ 0.36	$ 0.30	$ 0.27	$ 1.32	$ 1.26	$ 1.13	$ 0.83	$ 0.72
Diluted	$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 0.32	$ 0.36	$ 0.30	$ 0.26	$ 1.31	$ 1.25	$ 1.12	$ 0.83	$ 0.72
Cash dividends declared and paid									$ 0.63	$ 0.58	$ 0.54	$ 0.50	$ 0.47
Return on Aqua America stockholders' equity									14.10%	14.40%	14.20%	11.40%	10.60%
Book value at year end									$ 9.37	$ 8.68	$ 7.91	$ 7.21	$ 6.82
Market value at year end									$ 26.70	$ 23.59	$ 20.34	$ 17.64	$ 17.98
Operating revenues	$ 191,389	$ 210,535	$ 195,307	$ 182,672	$ 187,078	$ 202,320	$ 193,943	$ 178,552	$ 779,903	$ 761,893	$ 750,685	$ 680,677	$ 653,812
Depreciation and amortization									126,535	123,985	116,180	107,463	110,998
Interest expense net of AFDUC and interest income									71,263	75,041	73,615	70,658	68,613
Income from continuing operations before income taxes									239,103	224,104	247,057	207,265	187,930
Provision for income taxes									25,219	21,233	65,220	67,590	73,521
Income from continuing operations	48,954	67,711	54,818	42,401	46,254	62,749	53,004	40,864	213,884	202,871	181,837	139,675	114,409
Income from discontinued operations	17,861	285	751	458	11,278	868	582	5,701	19,355	18,429	14,726	3,394	9,566
Net income attributable to common shareholders	66,815	67,996	55,569	42,859	57,532	63,617	53,586	46,565	233,239	221,300	196,563	143,069	123,975
Total assets	5,406,752				5,051,817				5,406,752	5,051,817	4,858,517	4,348,420	4,072,466
Property, plant and equipment, net	4,401,990				4,138,568				4,401,990	4,138,568	3,907,552	3,502,968	3,249,740
Aqua America stockholders' equity	1,655,343				1,534,835				1,655,343	1,534,835	1,385,704	1,251,313	1,174,254
Long-term debt, including current portion	1,619,270				1,554,871				1,619,270	1,554,871	1,588,992	1,475,886	1,519,457
Total debt	1,637,668				1,591,611				1,637,668	1,591,611	1,669,375	1,583,657	1,609,125
Operating cash flows from continuing operations									364,888	365,409	375,823	349,927	242,457
Capital additions									328,605	307,908	347,098	324,360	306,216
Net cash expended for acquisitions of utility systems and other									14,616	14,997	121,248	8,515	8,625
Dividends on common stock									$ 112,106	$ 102,889	$ 93,423	$ 87,133	$ 80,907
Number of utility customers served									940,119	928,200	917,986	848,336	845,042
Number of shareholders of common stock									25,780	25,833	26,216	26,744	27,274
Common shares outstanding	176,753				176,751				176,753	176,751	175,209	173,519	172,219
Employees (full-time)	1,617				1,542				1,617	1,542	1,556	1,464	1,480